Grandeur Peak Global Opportunities Fund	Portfolio of Investments
July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.40%
Australia — 2.62%
IPD Group Ltd/Australia(a)	598,836	$ 1,358,455
MA Financial Group Ltd	536,926	2,819,025
Pinnacle Investment Management Group	368,463	5,299,275
Qualitas Ltd(a)(b)	722,921	1,672,460
		11,149,215
Belgium — 2.68%
Melexis NV	95,629	7,370,356
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	552,549	4,034,655
		11,405,011
Brazil — 1.31%
Grupo Mateus SA(a)	1,624,200	2,114,436
Patria Investments Limited(a)	248,220	3,462,669
		5,577,105
Canada — 1.60%
Aritzia Inc(a)	78,161	4,195,174
Richelieu Hardware, Ltd.(a)	104,988	2,626,973
		6,822,147
China — 2.07%
Proya Cosmetics Co Ltd	238,554	2,716,458
Silergy Corp(a)	564,008	6,126,015
		8,842,473
France — 3.76%
Neurones SA	29,687	1,466,046
Thermador Groupe	21,912	2,046,588
Virbac S.A.CA	26,238	10,410,716
Wavestone	31,616	2,097,384
		16,020,734
Germany — 2.63%
Dermapharm Holding SE	107,183	4,099,829
Elmos Semiconductor AG(a)	47,445	4,767,253
Schott Pharma AG & Co	86,785	2,358,396
		11,225,478
India — 2.75%
Five-Star Business(a)	350,751	2,380,495
Gulf Oil Lubricants India Ltd.	206,082	2,847,232
Indigo Paints Ltd	179,351	2,459,876
SJS Enterprises Ltd(a)	286,718	4,021,596
		11,709,199
Indonesia — 1.12%
Arwana Citramulia Tbk P.T.	39,321,069	1,397,583
Aspirasi Hidup Ind	58,356,925	1,666,430
Selamat Sempurna Tbk PT	14,317,600	1,726,741
		4,790,754
Ireland — 0.57%
ICON plc(a)	14,279	2,415,864

Italy — 3.41%
Diasorin SPA(a)	22,894	2,240,256
Interpump Group SpA	157,019	6,447,138
Recordati SpA(a)	101,737	5,854,698
		14,542,092
Japan — 14.99%
BayCurrent Consulting, Inc.	100,926	5,806,823
Charm Care Corp KK	107,629	949,286
CrowdWorks Inc(a)	267,291	2,002,990

	Shares	Fair Value
COMMON STOCKS — 99.40% (continued)
Japan — 14.99% (continued)
eWeLL Co Ltd(a)	123,930	$ 1,954,359
Hennge KK(a)	483,102	5,385,456
Insource Co Ltd	667,926	4,088,330
Integral Corp(a)	315,736	7,317,913
Japan Elevator Service Holdings Company Ltd.	203,590	5,488,238
Jeol Ltd.	57,000	1,655,636
Kitz Corp(a)	425,884	3,592,480
MarkLines Company Ltd.(a)	269,404	3,551,700
Rakus Co Ltd(a)	160,000	2,482,857
Rise Consulting Group Inc(a)	461,640	3,887,972
SIGMAXYZ Holdings Inc(a)	254,400	2,043,042
ULS Group Inc	61,035	2,958,777
Visional Inc(a)	136,123	10,719,660
		63,885,519
Luxembourg — 1.85%
Eurofins Scientific S.E.	79,596	6,118,295
Sword Group	42,683	1,771,554
		7,889,849
Mexico — 1.64%
Regional SAB de cv(a)	630,102	4,872,119
Corp Inmobiliaria Vesta S.A.B. de C.V. – ADR(a)	76,071	2,136,834
		7,008,953
Netherlands — 1.80%
Allfunds Group PLC	649,534	4,524,043
Redcare Pharmacy N.V. 144A(a)(b)(c)	28,070	3,129,751
		7,653,794
Norway — 0.03%
Bouvet ASA	17,085	124,766

Poland — 1.31%
Dino Polska SA 144A(a)(b)(c)	422,980	5,599,775

Singapore — 0.71%
Riverstone Holdings Ltd.	5,597,842	3,039,541

South Korea — 0.52%
LEENO Industrial Inc.(a)	64,266	2,198,144

Sweden — 4.29%
AddTech AB	67,907	2,289,549
Momentum Group AB(a)	140,175	2,225,580
RVRC Holding AB	516,276	2,350,437
Sdiptech AB(a)	201,809	4,066,015
Swedencare AB(a)	619,591	2,402,362
Vimian Group AB(a)	1,457,100	4,975,279
		18,309,222
Taiwan — 1.59%
Sporton International, Inc.(a)	880,151	4,721,083
Voltronic Power Technology Corporation(a)	52,000	2,050,665
		6,771,748
United Kingdom — 18.76%
Advanced Medical Solutions Gro	1,202,695	3,208,457
Ashtead Technology Holdings plc	395,031	1,752,911
B & M European Value Retail SA	2,528,482	7,493,283
CVS Group plc	475,689	7,714,555

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
July 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.40% (continued)
United Kingdom — 18.76% (continued)
Diploma plc	182,989	$ 13,001,596
Elixirr International PLC	247,502	2,418,799
Hill & Smith Holdings plc	122,422	3,306,299
ICG plc	84,329	2,425,628
JTC plc 144A(b)(c)	821,246	10,184,231
Marex Group PLC(a)	124,811	4,815,208
Petershill Partners PLC 144A(a)(b)(c)	1,253,554	3,890,454
Renew Holdings PLC(a)	226,108	2,517,288
Softcat PLC(a)	194,680	4,198,527
Tatton Asset Mgmt	427,145	4,118,012
Volution Group PLC	1,011,509	8,950,225
		79,995,473
United States — 25.86%
4Imprint Group	46,802	2,222,044
Accelerant Holdings(a)	36,172	996,177
Alamo Group, Inc.	14,003	3,116,788
Bio-Techne Corporation	51,237	2,804,201
Bruker Corporation	63,377	2,435,578
Burlington Stores, Inc.(a)	12,146	3,315,372
Clearwater Analytics Holdings, Inc., Class A(a)	123,749	2,507,155
Elastic N.V.(a)	40,552	3,394,202
Enerpac Tool Group Corporation	68,555	2,640,053
Esquire Financial Holdings, Inc.	24,099	2,310,612
Five Below, Inc.(a)	32,480	4,434,170
Gentex Corporation	94,418	2,494,524
Global Industrials, Co.	65,135	2,218,498
Grocery Outlet Holding Corporation(a)	282,375	3,718,879
Hackett Group, Inc. (The)	106,950	2,501,561
HealthEquity, Inc.(a)	43,062	4,177,014
Installed Building Products, Inc.	15,346	3,104,342
JFrog Ltd.(a)	85,528	3,712,770
LeMaitre Vascular, Inc.	20,875	1,695,885
Littelfuse, Inc.	49,290	12,683,796
Mama's Creations Incorporated(a)	361,201	2,983,520
MarketAxess Holdings, Inc.	12,831	2,636,771
Neogen Corporation(a)	339,123	1,576,922
P10 Inc	395,754	4,867,774
Pennant Group, Inc. (The)(a)	100,001	2,217,022
Perella Weinberg Partners	195,440	3,897,074
Primoris Services Corporation	54,179	5,102,037
Qualys, Inc.(a)	27,824	3,702,540
Red Violet, Inc.(a)	42,189	1,870,238
RxSight, Inc.(a)	77,068	599,589
Silicon Laboratories, Inc.(a)	15,825	2,085,260
SPS Commerce, Inc.(a)	28,382	3,089,806
Texas Roadhouse, Inc.	20,418	3,779,984
Upwork, Inc.(a)	166,089	1,986,424
Yeti Holdings, Inc.(a)	92,167	3,386,216
		110,264,798
Vietnam — 1.53%
Asia Commercial Bank JSC	4,109,139	3,606,984

	Shares	Fair Value
COMMON STOCKS — 99.40% (continued)
Vietnam — 1.53% (continued)
Vietnam Technological & Comm Joint-stock Bank(a)	2,231,608	$ 2,895,759
		6,502,743
Total Common Stocks (Cost $331,008,341)		423,744,397

Total Common Stocks/ Investments — 99.40%
(Cost $331,008,341)		423,744,397

Other Assets in Excess of Liabilities — 0.60%		2,567,096

NET ASSETS — 100.00%		$ 426,311,493

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2025, these securities had a total aggregate market value of $28,511,326, representing 6.69% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total aggregate market value of $26,88,866, representing 6.30% of net assets.